Share capital (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital reconciliation

Authorized:
Unlimited common shares with no par value
Issued and outstanding:
	Number of shares	Amount
	#	$
Balance – December 31, 2020	32,630,536	264,357
Stock option exercise	221,941	1,470
Share issuance under ESPP	4,945	292
Balance – December 31, 2021	32,857,422	266,119
Stock option exercise	14,840	246
Share issuance under ESPP	20,814	762
RSU release	5,515	367
Issuance of common shares related to contingent consideration (i)	15,364	700
Balance – December 31, 2022	32,913,955	268,194
(i) On April 28, 2022, the Company issued a total of 15,364 common shares from treasury as part of the contingent consideration earn-out payments due to the sellers of forMetris Société par Actions Simplifiée for meeting certain revenue conditions in the first year following the date of acquisition. The shares were issued based on the fair value thereof, which was determined to be $45.55 (C$58.47). The equity settlement resulted in a reduction to the contingent consideration balance as at December 31, 2022.